Segment Financial Information	12 Months Ended
Dec. 31, 2012
Segment Financial Information

(17) Segment Financial Information

We report financial results on the basis of the following three business segments: North American Lab, European Lab and Science Education. The Company’s segments have been identified giving consideration to both geographic areas and the nature of products among businesses within its geographic areas.

North American Lab and European Lab are organized as distinct operating segments primarily because of geographic dispersion and the inherent differences in business models. The North American Lab segment is highly standardized and operated as an integrated business, whereas the European Lab business is more fragmented and its customer markets are more localized. The Science Education operating segment has been differentiated from the North American Lab segment because of its unique and specialized product lines, concentration of customers in the educational sector and because it has higher gross margins. Operations within each of North American Lab and European Lab have been aggregated due to the similarity of economic characteristics, product lines, customers and distribution methods.

The Company allocates its centralized management of corporate costs to its operating segments as follows:

•

Corporate costs are allocated to its North American Lab and Science Education operating segments using allocation factors that management considers reasonable to distribute costs on the basis of usage.

•	Centralized costs related to the management of the European Lab operating segment are incurred within the segment structure and no inter-segment allocation is required.

We maintain shared services operations to which we have transferred certain functions from our North American Lab, European Lab and Science Education segments. The costs of operating our shared services operations have been allocated to our business segments based on relative utilization.

Selected business segment financial information is presented below. Inter-segment activity has been eliminated. Therefore, the revenues reported for each operating segment are substantially all from external customers.

The following tables present selected segment financial information (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
North American Lab	$2,388.2	$2,377.7	$2,081.0
European Lab	1,637.4	1,663.4	1,430.0
Science Education	103.8	120.0	127.7

Total	$4,129.4	$4,161.1	$3,638.7

Operating income (loss):
North American Lab	$119.1	$141.1	$122.3
European Lab	135.8	141.3	111.7
Science Education	(2.9)	(16.5)	(48.6)

Total	$252.0	$265.9	$185.4

Capital expenditures:
North American Lab	$39.3	$29.4	$32.2
European Lab	11.6	11.6	7.8
Science Education	0.9	1.5	1.6

Total	$51.8	$42.5	$41.6

Depreciation and amortization:
North American Lab	$70.8	$64.7	$63.9
European Lab	46.5	47.8	44.7
Science Education	8.6	8.4	7.9

Total	$125.9	$120.9	$116.5

The operating loss of Science Education for the year ended December 31, 2011, includes $3.3 million in pre-tax charges relating to an impairment of intangible assets. The operating loss of Science Education for the year ended December 31, 2010, is primarily due to $48.1 million in pre-tax charges relating to an impairment of goodwill and intangible assets. See Note 6.

Total assets by segment are as follows (in millions):

	December 31,
	2012	2011
North American Lab	$2,941.8	$2,826.2
European Lab	2,304.2	2,184.7
Science Education	156.0	178.8

Total	$5,402.0	$5,189.7

Net sales, long-lived assets and total assets by geographic area are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$2,117.5	$2,172.4	$1,961.8
International	2,011.9	1,988.7	1,676.9

Total	$4,129.4	$4,161.1	$3,638.7

	December 31,
	2012	2011
Long-lived assets:
United States	$130.6	$117.2
International	103.5	92.8

Total	$234.1	$210.0

Total assets:
United States	$2,661.4	$2,581.9
International	2,740.6	2,607.8

Total	$5,402.0	$5,189.7